Financial liabilities at amortized cost - borrowing, financing and securitized borrowings (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Bills of exchange	[1]	$ 118,194
Term loan credit facility	[2]	467,374
Total borrowings and financings		$ 585,568	$ 147,243
Financial letter	[3]		10,400
Term loan credit facility	[1]		136,843
Description of borrowings		Bank of America México, S.A., Institución de Banca Múltiple (“BofA”) in the amount equivalent to US$30,000 on the issuance dates, with interest equivalent to 12.48% (Mexican Interbanking Equilibrium Interest Rate (“TIIE 182” + 1.40%) per annum as of December 31, 2022 (equivalent to 7.42% per annum as of December 31, 2021), and maturity date in July 2023.
Description of borrowings		JPMorgan México ("JP Morgan") in the total amount equivalent to US$80,000 on the issuance dates, with interest from 12.08% to 12.53% (TIIE 182 + 1.45% and TIIE 182 + 1.0%, respectively) per annum as of December 31, 2022 (from 7.02% to 7.47% per annum as of December 31, 2021), and maturity dates in November 2024 and July 2024.
Mexico [Member]
IfrsStatementLineItems [Line Items]
Total equivalent		$ 435,000
Equivalent percentage		11.98%
Colombia [Member]
IfrsStatementLineItems [Line Items]
Total equivalent		$ 25,000
Equivalent percentage		6.18%
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Bills of exchange	[1]	$ 3,100
Term loan credit facility	[2]	103
Total borrowings and financings		3,203	10,792
Financial letter	[3]		7,728
Term loan credit facility	[1]		3,064
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Bills of exchange	[1]	32,632
Term loan credit facility	[2]	2,494
Total borrowings and financings		35,126	12,785
Financial letter	[3]		2,672
Term loan credit facility	[1]		10,113
Later than one year [member]
IfrsStatementLineItems [Line Items]
Bills of exchange	[1]	82,462
Term loan credit facility	[2]	464,777
Total borrowings and financings		$ 547,239	123,666
Term loan credit facility	[1]		$ 123,666

[1]	Corresponds to two term loan credit facilities obtained by subsidiary Nu Servicios and reassigned to Nu Financiera, in Mexican pesos, from:
[2]	Corresponds to a syndicated credit facility, in which Nu's subsidiaries in Colombia and Mexico are the borrowers and the Company is acting as guarantor. The amount of the credit facility is US$650,000, out of which US$ 625,000 allocated to Nu Mexico and US$ 25,000 to Nu Colombia, and as of December 31, 2022:
[3]	Corresponded to fixed and floating rate bills of exchange in the amount equivalent to US$12,941 on the issuance date, fully paid in April 2022.